Share Exchanges with and Purchases of Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Share Exchanges with and Purchases of Noncontrolling Interests

7. SHARE EXCHANGES WITH AND PURCHASES OF NONCONTROLLING INTERESTS

During April 2010, the Company’s partners in Colombia (the “Colombian Partners”) exercised an option available to them under an Exchange Option Agreement dated April 9, 2007 between Cinemark Holdings, Inc. and the Colombian Partners. Under this option, which was contingent upon completion of an initial public offering of common stock by Cinemark Holdings, Inc., the Colombian Partners were entitled to exchange their shares in Cinemark Colombia S.A. for shares of Cinemark Holdings, Inc.’s common stock (the “Colombia Share Exchange”). The number of shares to be exchanged was determined based on Cinemark Holdings, Inc.’s equity value and the equity value of the Colombian Partners’ interest in Cinemark Colombia S.A., both of which are defined in the Exchange Option Agreement. As a result of the Colombia Share Exchange, on June 14, 2010, Cinemark Holdings, Inc. issued 1,112,723 shares of its common stock to the Colombian Partners. Simultaneously, Cinemark Holdings, Inc. contributed the shares it received in Cinemark Colombia S.A. to the Company. The increase in the Company’s ownership interest in its Colombian subsidiary was accounted for as an equity transaction. The Company recorded an increase in additional-paid-in-capital of approximately $6,951, which represented the book value of the Colombian partners’ noncontrolling interest account of approximately $5,865 plus the Colombian partners’ share of accumulated other comprehensive loss of approximately $1,086. As a result of this transaction, the Company owns 100% of the shares in Cinemark Colombia S.A.

During November 2010, the Company purchased its noncontrolling interests’ 20% share of Cinemark Panama S.A. (“Cinemark Panama”) for approximately $888 in cash. The transaction was accounted for as an equity transaction in accordance with ASC Topic 810-10-45-23. The book value of Cinemark Panama’s noncontrolling interest was approximately $498, therefore the Company recorded an adjustment to additional paid-in-capital of approximately $390. As a result of the transaction, the Company owns 100% of the shares in Cinemark Panama.

During May 2011, the Company purchased its Chilean partners’ 2.6% share of Cinemark Chile S.A. (“Cinemark Chile”) for approximately $1,443 in cash. The increase in the Company’s ownership interest in its Chilean subsidiary was accounted for as an equity transaction in accordance with ASC Topic 810-10-45-23. The Company recorded a decrease in additional paid-in-capital of approximately $1,402, which represented the difference between the cash paid and the book value of the Chilean partners’ noncontrolling interest account of approximately $917, plus the Chilean partners’ share of accumulated other comprehensive loss of approximately $485. As a result of this transaction, the Company owns 100% of the shares in Cinemark Chile.